PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT
	Equipment not ready for use	Leasehold improvements	Machinery and equipment	Office equipment	Total

Cost
Balance, January 1, 2021	$227,147	$71,928	$3,994,657	$128,185	$4,421,917
Additions,net of returns	(128,575)	-	842,877	57,221	771,523
Reclassification	(96,334)	47,393	48,941	-	-
Effect of changes in foreign exchange rates	(2,238)	(2,206)	(56,455)	(2,137)	(63,036)

Balance,December 31, 2021	-	117,115	4,830,020	183,269	5,130,404
Additions, net of returns (1)	1,902,713	-	1,087,414	21,435	3,011,562
Reclassification	(141,702)	-	162,917	(21,215)	-
Effect of changes in foreign exchange rates	54,898	6,544	11,270	(5,587)	67,125

Balance, December 31, 2022	1,815,909	123,659	6,091,621	177,902	8,209,091
Additions	206,018	-	949,551	12,384	1,167,953
Reclassification	(2,013,090)	-	2,013,090	-	-
Effect of changes in foreign exchange rates	(8,837)	597	41,246	5,560	38,566

Balance, December 31, 2023	-	124,256	9,095,508	195,846	9,415,610

	Equipment not ready for use	Leasehold improvements	Machinery and equipment	Office equipment	Total

Accumulated Depreciation
Balance, January 1, 2021	-	10,777	1,146,014	79,372	1,236,163
Depreciation for the year	-	18,891	794,834	26,641	840,366
Effect of changes in foreign exchange rates	-	(142)	(10,122)	(95)	(10,359)

Balance, December 31, 2021	-	29,526	1,930,726	105,918	2,066,170
Depreciation for the year	-	24,079	1,000,085	30,100	1,054,264
Effect of changes in foreign exchange rates	-	2,529	27,727	(12,106)	18,150

Balance, December 31, 2022	-	56,134	2,958,538	123,912	3,138,584
Depreciation for the year	-	24,684	1,600,981	28,133	1,653,798

Balance, December 31, 2023	-	80,818	4,559,519	152,045	4,792,382

Carrying Amounts
At December 31, 2021	$-	$87,589	$2,899,294	$77,351	$3,064,234
At December 31, 2022	$1,815,909	$67,525	$3,133,083	$53,990	$5,070,507
At December 31, 2023	$-	$43,438	$4,535,989	$43,801	$4,623,228
Property and equipment, carrying amounts	$-	$43,438	$4,535,989	$43,801	$4,623,228

(1)	During 2022, the Company returned $196,490 in equipment to a vendor. The equipment was not needed as the Company had alternatives. The equipment was returned without penalty to the Company.